                          PILOT GROWTH AND INCOME FUND
                            PILOT EQUITY INCOME FUND
                                PILOT GROWTH FUND
                     PILOT SMALL CAPITALIZATION EQUITY FUND

                                  PILOT SHARES
      SUPPLEMENT DATED JANUARY 31, 1997 TO PROSPECTUS DATED JANUARY 2, 1997

The second full paragraph in the second column on page 18 is deleted in its entirety.

The following information is inserted after the second full paragraph in the first column on page 19.

Mr. Jeffrey C. Moser, a Chartered Financial Analyst, is part of the Adviser's team responsible for the day to day management of Pilot Growth Fund. He has been an officer of Boatmen's Trust Company since January, 1997. Mr. Moser is also a Senior Portfolio Manager and a member of the Structured Products Group at TradeStreet Investment Associates, Inc. ("TradeStreet"), a subsidiary of NationsBank N.A. ("NationsBank"). Previously he was Vice President and Senior Portfolio Manager with the Investment Management Group at NationsBank, where his responsibilities included institutional portfolio management and equity analysis. Mr. Moser graduated Phi Beta Kappa with a B.S. in Mathematics from Wake Forest University. He is a member of the Association for Investment Management and Research as well as the North Carolina Society of Financial Analysts, Inc.

Mr. Greg W. Golden, is part of the Adviser's team responsible for the day to day management of Pilot Growth Fund. He has been an officer of Boatmen's Trust Company since January, 1997. Mr. Golden is also a Senior Portfolio Manager at TradeStreet. Previously he was Vice President and Structured Products Manager with the Investment Management Group at NationsBank. He has worked in the investment community since 1990. His past experience also includes portfolio management, derivatives management and quantitative analysis for various banking institutions. Mr. Golden received a B.B.A. in Finance from Belmont University. He is a candidate for the Chartered Financial Analyst designation having completed Level I of the examination and is a member of the Association for Investment Management and Research as well as the North Carolina Society of Financial Analysts, Inc.

Mr. C. Thomas Clapp, a Chartered Financial Analyst, is part of the Adviser's team responsible for the day to day management of Pilot Small Capitalization Equity Fund. He has been an officer of Boatmen's Trust Company since January, 1997. Mr. Clapp is also Director of the Equity Management Group and a Senior Portfolio Manager at TradeStreet. Previously he was Senior Vice President and Director of Research with the Investment Management Group at NationsBank. Mr. Clapp has worked in the investment community since 1984. His past experience also includes portfolio management and equity research for an international insurance company and various banking institutions. Mr. Clapp received his B.A. in Economics from the University of North Carolina at Chapel Hill and an M.B.A. from the University of South Carolina. He is a member of the Association for Investment Management and Research as well as the North Carolina Society of Financial Analysts, Inc.

Mr. Thomas B. Welch, a Chartered Financial Analyst, is part of the Adviser's team responsible for the day to day management of Pilot Growth and Income Fund. Mr. Welch is also a Regional Director of Portfolio Management and responsible for managing institutional equity and balanced portfolios at Boatmen's. Mr. Welch manages a Boatmen's collective fund with assets of $500 million and has over fifteen years investment management experience. He joined Boatmen's in 1990 as an equity portfolio manager. Tom is a past president of the St. Louis Society of Financial Analysts and serves on the Council of Examiners of the Chartered Financial Analyst examination program. He earned his bachelor's degree in business administration from Southwest Baptist University.

Ms. Sharon M. Herrmann, a Chartered Financial Analyst, is part of the Adviser's team responsible for the day to day management of Pilot Growth and Income Fund. She has been an officer of Boatmen's Trust Company since January, 1997. Ms. Herrmann is also a Director in the Equity Management Group and a Senior Portfolio Manager at TradeStreet. Previously she was Senior Vice President and Senior Portfolio Manager with the Investment Management Group at NationsBank. She has worked for TradeStreet and its predecessor organizations since 1981 where her responsibilities included fund management and portfolio management. She attended Virginia Wesleyan College. Ms. Herrmann is a member of the Association for Investment Management and Research as well as the North Carolina Society of Financial Analysts, Inc.

Mr. B. Kemp Dolliver, a Chartered Financial Analyst, is part of the Adviser's team responsible for the day to day management of Pilot Growth and Income Fund. He has been an officer of Boatmen's Trust Company since January, 1997. Mr. Dolliver is also an Equity Analyst for the Health Care, Drug and Medical Supply Industries at TradeStreet. Previously he was Vice President and Senior Securities Analyst with the Investment Management Group at NationsBank. Mr. Dolliver has worked in the investment community since 1983. His past experience also includes securities analysis for a national insurance company and investment banking for several investment organizations. Mr. Dolliver received a B.S. in Commerce from the McIntire School and an M.B.A. from the Darden School at the University of Virginia. He is a member of the Association for Investment Management and Research as well as the North Carolina Society of Financial Analysts, Inc.

Mr. Eric S. Williams, a Chartered Financial Analyst, is part of the Adviser's team responsible for the day to day management of Pilot Equity Income Fund. He has been an officer of Boatmen's Trust Company since January, 1997. Mr. Williams is also a Director in the Equity Management Group and a Senior Portfolio Manager at TradeStreet. Previously Mr. Williams was Senior Vice President and Senior Portfolio Manager with the Investment Management Group at NationsBank. He has worked in the investment community since 1980. Past experience also includes fund analysis and portfolio management for a large midwest financial institution. Mr. Williams received a B.S. in Accounting from East Carolina University, Summa Cum Laude and an M.B.A. from Indiana University. He is on the Advisory Board of Indiana University's Investment Management Academy and is a member of the Association for Investment Management and Research as well as the North Carolina Society of Financial Analysts, Inc.

Ms. Julie L. Hale, a Chartered Financial Analyst, is part of the Adviser's team responsible for the day to day management of Pilot Equity Income Fund. She has been an officer of Boatmen's Trust Company since January, 1997. Ms. Hale is also a Senior Portfolio Manager at TradeStreet. Previously she was Vice President and Senior Portfolio Manager with the Investment Management Group at NationsBank. She has worked in the investment community since 1981. Her past experience also includes research analysis and portfolio management for various banking institutions. Ms. Hale received a B.S. in Business and Finance from Mount St. Mary's College and an M.B.A. from Kent State University. She is a member of the Association for Investment Management and Research as well as the North Carolina Society of Financial Analysts, Inc. She is also a member of the National Association for Petroleum Investment Analysts and the World Affairs Council of Washington, D.C.



               INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
                       PROSPECTUS FOR FUTURE REFERENCE

                          PILOT GROWTH AND INCOME FUND
                            PILOT EQUITY INCOME FUND
                                PILOT GROWTH FUND
                     PILOT SMALL CAPITALIZATION EQUITY FUND

                        CLASS A SHARES AND CLASS B SHARES
      SUPPLEMENT DATED JANUARY 31, 1997 TO PROSPECTUS DATED JANUARY 2, 1997

The final partial paragraph in the second column on page 29 and the first partial paragraph in the first column on page 30 are deleted in their entirety.

The following information is inserted before the first paragraph in the second column on page 30.

Mr. Jeffrey C. Moser, a Chartered Financial Analyst, is part of the Adviser's team responsible for the day to day management of Pilot Growth Fund. He has been an officer of Boatmen's Trust Company since January, 1997. Mr. Moser is also a Senior Portfolio Manager and a member of the Structured Products Group at TradeStreet Investment Associates, Inc. ("TradeStreet"), a subsidiary of NationsBank N.A. ("NationsBank"). Previously he was Vice President and Senior Portfolio Manager with the Investment Management Group at NationsBank, where his responsibilities included institutional portfolio management and equity analysis. Mr. Moser graduated Phi Beta Kappa with a B.S. in Mathematics from Wake Forest University. He is a member of the Association for Investment Management and Research as well as the North Carolina Society of Financial Analysts, Inc.

Mr. Greg W. Golden, is part of the Adviser's team responsible for the day to day management of Pilot Growth Fund. He has been an officer of Boatmen's Trust Company since January, 1997. Mr. Golden is also a Senior Portfolio Manager at TradeStreet. Previously he was Vice President and Structured Products Manager with the Investment Management Group at NationsBank. He has worked in the investment community since 1990. His past experience also includes portfolio management, derivatives management and quantitative analysis for various banking institutions. Mr. Golden received a B.B.A. in Finance from Belmont University. He is a candidate for the Chartered Financial Analyst designation having completed Level I of the examination and is a member of the Association for Investment Management and Research as well as the North Carolina Society of Financial Analysts, Inc.

Mr. C. Thomas Clapp, a Chartered Financial Analyst, is part of the Adviser's team responsible for the day to day management of Pilot Small Capitalization Equity Fund. He has been an officer of Boatmen's Trust Company since January, 1997. Mr. Clapp is also Director of the Equity Management Group and a Senior Portfolio Manager at TradeStreet. Previously he was Senior Vice President and Director of Research with the Investment Management Group at NationsBank. Mr. Clapp has worked in the investment community since 1984. His past experience also includes portfolio management and equity research for an international insurance company and various banking institutions. Mr. Clapp received his B.A. in Economics from the University of North Carolina at Chapel Hill and an M.B.A. from the University of South Carolina. He is a member of the Association for Investment Management and Research as well as the North Carolina Society of Financial Analysts, Inc.

Mr. Thomas B. Welch, a Chartered Financial Analyst, is part of the Adviser's team responsible for the day to day management of Pilot Growth and Income Fund. Mr. Welch is also a Regional Director of Portfolio Management and responsible for managing institutional equity and balanced portfolios at Boatmen's. Mr. Welch manages a Boatmen's collective fund with assets of $500 million and has over fifteen years investment management experience. He joined Boatmen's in 1990 as an equity portfolio manager. Tom is a past president of the St. Louis Society of Financial Analysts and serves on the Council of Examiners of the Chartered Financial Analyst examination program. He earned his bachelor's degree in business administration from Southwest Baptist University.

Ms. Sharon M. Herrmann, a Chartered Financial Analyst, is part of the Adviser's team responsible for the day to day management of Pilot Growth and Income Fund. She has been an officer of Boatmen's Trust Company since January, 1997. Ms. Herrmann is also a Director in the Equity Management Group and a Senior Portfolio Manager at TradeStreet. Previously she was Senior Vice President and Senior Portfolio Manager with the Investment Management Group at NationsBank. She has worked for TradeStreet and its predecessor organizations since 1981 where her responsibilities included fund management and portfolio management. She attended Virginia Wesleyan College. Ms. Herrmann is a member of the Association for Investment Management and Research as well as the North Carolina Society of Financial Analysts, Inc.

Mr. B. Kemp Dolliver, a Chartered Financial Analyst, is part of the Adviser's team responsible for the day to day management of Pilot Growth and Income Fund. He has been an officer of Boatmen's Trust Company since January, 1997. Mr. Dolliver is also an Equity Analyst for the Health Care, Drug and Medical Supply Industries at TradeStreet. Previously he was Vice President and Senior Securities Analyst with the Investment Management Group at NationsBank. Mr. Dolliver has worked in the investment community since 1983. His past experience also includes securities analysis for a national insurance company and investment banking for several investment organizations. Mr. Dolliver received a B.S. in Commerce from the McIntire School and an M.B.A. from the Darden School at the University of Virginia. He is a member of the Association for Investment Management and Research as well as the North Carolina Society of Financial Analysts, Inc.

Mr. Eric S. Williams, a Chartered Financial Analyst, is part of the Adviser's team responsible for the day to day management of Pilot Equity Income Fund. He has been an officer of Boatmen's Trust Company since January, 1997. Mr. Williams is also a Director in the Equity Management Group and a Senior Portfolio Manager at TradeStreet. Previously Mr. Williams was Senior Vice President and Senior Portfolio Manager with the Investment Management Group at NationsBank. He has worked in the investment community since 1980. Past experience also includes fund analysis and portfolio management for a large midwest financial institution. Mr. Williams received a B.S. in Accounting from East Carolina University, Summa Cum Laude and an M.B.A. from Indiana University. He is on the Advisory Board of Indiana University's Investment Management Academy and is a member of the Association for Investment Management and Research as well as the North Carolina Society of Financial Analysts, Inc.

Ms. Julie L. Hale, a Chartered Financial Analyst, is part of the Adviser's team responsible for the day to day management of Pilot Equity Income Fund. She has been an officer of Boatmen's Trust Company since January, 1997. Ms. Hale is also a Senior Portfolio Manager at TradeStreet. Previously she was Vice President and Senior Portfolio Manager with the Investment Management Group at NationsBank. She has worked in the investment community since 1981. Her past experience also includes research analysis and portfolio management for various banking institutions. Ms. Hale received a B.S. in Business and Finance from Mount St. Mary's College and an M.B.A. from Kent State University. She is a member of the Association for Investment Management and Research as well as the North Carolina Society of Financial Analysts, Inc. She is also a member of the National Association for Petroleum Investment Analysts and the World Affairs Council of Washington, D.C.



               INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
                       PROSPECTUS FOR FUTURE REFERENCE